JOINT VENTURES AND ASSOCIATES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summarised statements of comprehensive income
Revenue	$ 333,343,987	$ 464,828,548	$ 419,446,439
(Loss)/ Profit for the year	(58,845,253)	7,288,983	20,174,599
Other comprehensive (loss)/ income	(714,251)	(787,354)	(835,849)
Total comprehensive (loss)/ profit	(59,559,504)	6,501,629	19,338,750
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	1,910,914	2,525,061	2,010,229
Finance income	19,011
Finance expense	(580,115)	(24,435)	(718,388)
Depreciation and amortization	(507,860)	(507,860)	(507,860)
(Loss)/ Profit for the year	(61,964)	674,059	207,410
Other comprehensive (loss)/ income			(17,156)
Total comprehensive (loss)/ profit	(61,964)	674,059	190,254
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	24,430,024	61,815,678	62,798,136
Finance income	(1,467,883)	5,608,329	633,741
Finance expense	(5,136,285)	(7,385,027)	(6,768,810)
Depreciation and amortization	(1,543,069)	(1,554,452)	(2,032,809)
(Loss)/ Profit for the year	(1,816,693)	7,236,901	3,980,995
Other comprehensive (loss)/ income			(369,259)
Total comprehensive (loss)/ profit	$ (1,816,693)	$ 7,236,901	$ 3,611,736